                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe
                 -------------------------------
                 Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-692-7564
         -------------------------------

Signature, Place, and Date of Signing:

          Constance Wick                 Chicago, IL       May 16, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          77
                                        --------------------

Form 13F Information Table Value Total:      1,044,445
                                        --------------------
                                            (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                       Column 2          Column 3 Column 4      Column 5        Column 6   Column 7        Column 8
------------------------------ ---------------- --------- -------- ------------------- ---------- --------- ------------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp                       Note 1.750% 2/0  000361AH8    1,682  1,500,000 PRN          SOLE              1,500,000
Accuride Corp                  Com New          00439T206      428     30,800  SH          SOLE                 30,800
Alere Inc                      Perp Pfd Conv Se 01449J204   14,546     52,800  SH          SOLE                 52,800
Alliant Techsystems Inc        Note 2.750% 9/1  018804AN4   12,556 12,445,000 PRN          SOLE             12,445,000
Alliant Techsystems Inc        Note 3.000% 8/1  018804AK0   29,941 26,785,000 PRN          SOLE             26,785,000
American Med Sys Hldgs Inc     Note 4.000% 9/1  02744MAB4   32,395 24,163,000 PRN          SOLE             24,163,000
Amerigroup Corp                Note 2.000% 5/1  03073TAB8    4,514  2,934,000 PRN          SOLE              2,934,000
Amgen Inc                      Note   3/0       031162AL4      422    538,000 PRN          SOLE                538,000
Amgen Inc                      Note 0.375% 2/0  031162AQ3   14,588 14,663,000 PRN          SOLE             14,663,000
Amylin Pharmaceuticals Inc     Note 2.500% 4/1  032346AD0   10,458 10,451,000 PRN          SOLE             10,451,000
Bank of America Corp           Com              060505104    1,333    100,000  SH  PUT     SOLE                100,000
Bank of America Corp           Com              060505104   13,543  1,016,000  SH CALL     SOLE              1,016,000
Boise Inc                      *W Exp 06/18/201 09746Y113   18,320  2,000,000  SH          SOLE              2,000,000
Cephalon Inc                   Com              156708109    3,720     48,900  SH  PUT     SOLE                 48,900
Cephalon Inc                   Com              156708109      510      6,699  SH          SOLE                  6,699
Cephalon Inc                   Note 2.000% 6/0  156708AP4    3,255  1,957,000 PRN          SOLE              1,957,000
China Med Technologies Inc     Com              169483104    3,201    275,000  SH  PUT     SOLE                275,000
China Med Technologies Inc     Note 4.000% 8/1  169483AC8   12,959 14,471,000 PRN          SOLE             14,471,000
Citigroup Inc                  Com              172967101    7,735  1,750,000  SH CALL     SOLE              1,750,000
Citigroup Inc                  Com              172967101    7,735  1,750,000  SH  PUT     SOLE              1,750,000
Citigroup Inc                  Com              172967101      663    150,000  SH          SOLE                150,000
Core Laboratories LP           Note 0.250% 10/3 21868FAB9   38,260 17,084,000 PRN          SOLE             17,084,000
Dana Hldg Corp                 Com              235825205    2,603    149,700  SH  PUT     SOLE                149,700
DJSP Enterprises Inc           *W Exp 08/11/201 G7982P120        2     23,179  SH          SOLE                 23,179
DryShips Inc                   Shs              Y2109Q101    3,056    617,366  SH          SOLE                617,366
DryShips Inc                   Note 5.000% 12/0 262498AB4   16,156 16,137,000 PRN          SOLE             16,137,000
Earthlink Inc                  Frnt 3.250% 11/1 270321AA0   18,116 16,927,000 PRN          SOLE             16,927,000
EMC Corp Mass                  Note 1.750% 12/0 268648AM4    8,350  4,890,000 PRN          SOLE              4,890,000
EMC Corp Mass                  Note 1.750% 12/0 268648AK8   94,337 56,950,000 PRN          SOLE             56,950,000
Exterran Hlds Inc              Note 4.250% 6/1  30225XAA1    3,634  2,934,000 PRN          SOLE              2,934,000
Ford Motor Co                  Com              345370860    1,491    100,000  SH CALL     SOLE                100,000
Ford Motor Co                  Com Par $0.01    345370860    9,936    666,400  SH          SOLE                666,400
Gilead Sciences Inc            Note 0.500% 5/0  375558AG8   40,777 37,142,000 PRN          SOLE             37,142,000
Goldman Sachs Group Inc        Com              38141G104    7,930     50,000  SH  PUT     SOLE                 50,000
Goldman Sachs Group Inc        Com              38141G104    7,930     50,000  SH CALL     SOLE                 50,000
Goldman Sachs Group Inc        Com              38141G104      317      2,000  SH          SOLE                  2,000
Heckmann Corp                  *W Exp 11/09/201 422680116    4,004    611,245  SH          SOLE                611,245
Heinz H J Co                   Com              423074903    4,882    100,000  SH CALL     SOLE                100,000
Incyte Corp Ltd                Note 4.750% 10/0 45337CAJ1    4,900  2,443,000 PRN          SOLE              2,443,000
iShares Inc                    MSCI Brazil      464286400    7,751    100,000  SH  PUT     SOLE                100,000
iShares Inc                    MSCI Brazil      464286400    7,751    100,000  SH CALL     SOLE                100,000
iShares TR                     Russell 2000     464287655   12,626    150,000  SH  PUT     SOLE                150,000
JetBlue Airways Corp           DBCV 5.500% 10/1 477143AD3   10,699  6,853,000 PRN          SOLE              6,853,000
JetBlue Airways Corp           DBCV 5.500% 10/1 477143AE1   22,381 13,636,000 PRN          SOLE             13,636,000
L-3 Communications Hlds Inc    Debt 3.000% 8/0  502413AW7   19,437 19,251,000 PRN          SOLE             19,251,000
Laboratory Corp of Amer Hldgs  Note   9/1       50540RAG7   39,669 32,104,000 PRN          SOLE             32,104,000
Life Technologies Corp         Com              53217V109    1,499     28,600  SH          SOLE                 28,600
Lincare Hldgs Inc              Note 2.750% 11/0 532791AF7    7,127  6,000,000 PRN          SOLE              6,000,000
Lorillard Inc                  Com              544147101   16,199    170,500  SH CALL     SOLE                170,500
McClatchy Co                   Cl A             579489105      680    200,000  SH          SOLE                200,000
Medtronic Inc                  Note 1.625% 4/1  585055AM8   12,082 11,730,000 PRN          SOLE             11,730,000
MF Global Hldgs Ltd            Note 1.875% 2/0  55277JAA6    6,175  6,000,000 PRN          SOLE              6,000,000
MF Global Ltd                  Note 9.000% 6/2  55276YAB2    2,148  1,785,000 PRN          SOLE              1,785,000
Microchip Technology Inc       SDCV 2.125% 12/1 595017AB0   71,162 52,132,000 PRN          SOLE             52,132,000
Microsoft Corp                 Com              594918104    7,617    300,000  SH CALL     SOLE                300,000
Microsoft Corp                 Com              594918104    1,236     48,661  SH          SOLE                 48,661
Molycorp Inc                   PFD Conv Ser A   608753208   28,503    252,000 PRN          SOLE                252,000
Nike Inc                       Com              654106103    7,699    101,700  SH  PUT     SOLE                101,700
Nike Inc                       Cl B             654106103    7,699    101,700  SH          SOLE                101,700
Oil States International Inc   Note 2.375% 7/0  678026AB1   43,115 17,890,000 PRN          SOLE             17,890,000
Omnicare Inc                   Note 3.750% 12/1 681904AN8    3,774  2,920,000 PRN          SOLE              2,920,000
Peabody Energy Corp            SDCV 4.750% 12/1 704549AG9   18,057 13,600,000 PRN          SOLE             13,600,000
Qimonda Finance LLC            Note 6.750% 3/2  74732WAA7      430 12,000,000 PRN          SOLE             12,000,000
Radio One Inc                  Cl D Non Vtg     75040P405      293    150,000 PRN          SOLE                150,000
Resolute Energy Corp           *W Exp 09/25/201 76116A116    2,718    524,711  SH          SOLE                524,711
SPDR Trust Series 1            Tr Unit          78462F103    3,315     25,000  SH          SOLE                 25,000
Stanley Black & Decker Inc     Com              854502101      766     10,000  SH CALL     SOLE                 10,000
Starwood Hotels & Resorts Wrld Com              85590A401    2,324     40,000  SH CALL     SOLE                 40,000
SUPERVALU Inc                  Note   11/0      868536AP8    3,086  7,800,000 PRN          SOLE              7,800,000
Teleflex Inc                   Note 3.875% 8/0  879369AA4    2,759  2,445,000 PRN          SOLE              2,445,000
Teradyne Inc                   Note 4.500% 3/1  880770AE2  106,944 31,994,000 PRN          SOLE             31,994,000
Textron Inc                    Note 4.500% 5/0  883203BN0   42,008 19,570,000 PRN          SOLE             19,570,000
Theravance Inc                 Note 3.000% 1/1  88338TAA2    3,441  3,005,000 PRN          SOLE              3,005,000
Thoratec Corp                  Frnt 1.380% 5/1  885175AB5    2,363  3,070,000 PRN          SOLE              3,070,000
Trina Solar Ltd                Note 4.000% 7/1  89628EAA2   11,933  6,326,000 PRN          SOLE              6,326,000
United States Steel Corp       Note 4.000% 5/1  912909AE8   27,945 15,301,000 PRN          SOLE             15,301,000
United Therapeutics Corp       Note 0.500% 10/1 91307CAD4   17,849 10,000,000 PRN          SOLE             10,000,000